                              Janus Adviser Series
                      Janus Adviser Large Cap Growth Fund
                      Janus Adviser Small-Mid Growth Fund

                       Supplement dated January 24, 2006
                      to Currently Effective Prospectuses

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectuses:

David J. Corkins is Executive Vice President and Portfolio Manager of Janus Adviser Large Cap Growth Fund, which he has managed since February 2006. Mr. Corkins managed Janus Adviser Growth and Income Fund from August 2000 to December 2003. He is also Portfolio Manager of other Janus accounts. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

Blaine Rollins is Executive Vice President and Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has managed since February 2006. Mr. Rollins served as Executive Vice President and Portfolio Manager of Janus Adviser Large Cap Growth Fund from August 2000 to January 2006. Mr. Rollins is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

                              Janus Adviser Series
                      Janus Adviser Large Cap Growth Fund

                       Supplement dated January 24, 2006
                       to Currently Effective Prospectus

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

David J. Corkins is Executive Vice President and Portfolio Manager of Janus Adviser Large Cap Growth Fund, which he has managed since February 2006. Mr. Corkins managed Janus Adviser Growth and Income Fund from August 2000 to December 2003. He is also Portfolio Manager of other Janus accounts. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

                              Janus Adviser Series
                      Janus Adviser Small-Mid Growth Fund

                       Supplement dated January 24, 2006
                       to Currently Effective Prospectus

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

Blaine Rollins is Executive Vice President and Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has managed since February 2006. Mr. Rollins served as Executive Vice President and Portfolio Manager of Janus Adviser Large Cap Growth Fund from August 2000 to January 2006. Mr. Rollins is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.